INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2022	2021
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,504	42,403
Customer relationships	4,466	4,466
Marketing rights and patents	3,112	2,882

	50,082	49,751

	$309	$640

Schedule of Estimated Amortization Expenses
Year ending December 31,

2023	$193
2024	116

$309